Subsequent Events (Details) (Accounts Receivable [Member], Subsequent Event [Member], USD $) In Billions, unless otherwise specified	2 Months Ended
	May 23, 2014	May 16, 2014
Accounts Receivable [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Accounts Receivable Facility, Expiration Period	2 years
Maximum Funding Limit		$ 1.3